TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Amount added (deducted) to unrecognized tax benefits derived from interest and exchange		$ 0	$ 278	$ 225
Accrued interest liability on uncertain tax positions		$ 0	$ 889
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		23.00%	23.00%	23.00%
Cash paid during the year for taxes on income		$ 2,218	$ 921	$ 4,000
Minimum [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Maximum [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%
United States Subsidiary [Member] | Foreign Tax Jurisdiction [Member]
Income Taxes [Line Items]
Operating loss carryforward amount		$ 2,567
Operating loss carry forward expiration term		20 years
United States Subsidiary [Member] | Foreign Tax Jurisdiction [Member] | Earliest Tax Year [Member]
Income Taxes [Line Items]
Operating loss carryforward expiration date			Dec. 31, 2023
United States Subsidiary [Member] | Foreign Tax Jurisdiction [Member] | Latest Tax Year [Member]
Income Taxes [Line Items]
Operating loss carryforward expiration date			Dec. 31, 2038
Preferred Technological Enterprise [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			23.00%
Development Zone A [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		9.00%			7.50%	9.00%
Development Zone A [Member] | Technological Preferred Enterprise [Member] | Parent Subsidiary [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		7.50%
Elsewhere In Israel [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					16.00%	16.00%
Elsewhere In Israel [Member] | Technological Preferred Enterprise [Member] | Parent Subsidiary [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		12.00%